Related Party Transactions (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Salaries and short-term benefits	$ 18,592	$ 14,809
Post-employment benefits	1,130	930
Share-based payments	640	2,143
Key management personnel compensation	$ 20,362	$ 17,882